Connors Hedged Equity Fund
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS — 96.48% Shares Fair Value
Communications — 7.98%
Alphabet, Inc., Class A
(a)
9,045 $ 3,069,420
AT&T, Inc. 34,500 893,205
Meta Platforms, Inc., Class A
(a)
2,335 1,336,414
5,299,039
Consumer Discretionary — 9.68%
Amazon.com, Inc.
(a) (b)
10,500 2,727,585
Lowe's Companies, Inc.
(a)
3,100 634,570
McDonald's Corp.
(a)
2,240 590,330
Tapestry, Inc.
(a)
6,600 814,374
Tesla, Inc.
(a) (b)
1,450 533,527
TJX Companies, Inc. (The)
(a)
8,425 1,128,192
6,428,578
Consumer Staples — 4.13%
Coca-Cola Co. (The)
(a)
12,835 1,138,079
Procter & Gamble Co. (The)
(a)
4,700 682,064
Walmart, Inc.
(a)
8,800 922,856
2,742,999
Energy — 3.94%
Chevron Corp.
(a)
4,700 968,858
Williams Companies, Inc. (The)
(a)
21,900 1,643,595
2,612,453
Financials — 11.90%
American Express Co. 3,000 990,510
Chubb Ltd.
(a)
3,370 1,141,082
JPMorgan Chase & Co.
(a)
4,865 1,732,037
Morgan Stanley
(a)
6,500 1,386,580
Visa, Inc., Class A
(a)
3,935 1,492,821
Wells Fargo & Co.
(a)
13,435 1,160,650
7,903,680
Health Care — 9.34%
AbbVie, Inc.
(a)
5,410 1,387,232
Eli Lilly & Co.
(a)
1,240 1,434,345
Johnson & Johnson 4,650 1,236,203
Stryker Corp. 3,260 1,055,588
UnitedHealth Group, Inc.
(a)
2,800 1,090,348
6,203,716
Industrials — 8.36%
Boeing Co. (The)
(a) (b)
3,500 727,230
Caterpillar, Inc.
(a)
1,145 913,103
Eaton Corp. PLC
(a)
3,375 1,356,345
Quanta Services, Inc.
(a)
1,330 807,430
RTX Corp.
(a)
4,500 934,785
Waste Management, Inc. 3,700 810,004
5,548,897
Materials — 4.47%
DuPont de Nemours, Inc. 4,600 619,114

Connors Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
COMMON STOCKS — 96.48% - continued Shares Fair Value
Materials — 4.47% - continued
Linde PLC
(a)
2,705 $ 1,324,314
Qnity Electronics, Inc.
(a)
8,600 1,027,098
2,970,526
Real Estate — 3.66%
Prologis, Inc.
(a)
6,800 951,456
Welltower, Inc.
(a)
6,250 1,476,500
2,427,956
Technology — 31.28%
Apple, Inc.
(a)
12,870 4,077,859
Arista Networks, Inc.
(b)
7,000 1,369,830
ASML Holding N.V. - ADR
(a)
650 1,102,406
Broadcom, Inc.
(a)
4,700 1,740,598
Cisco Systems, Inc.
(a)
8,575 947,452
International Business Machines Corp.
(a)
2,900 678,223
Micron Technology, Inc. 350 335,555
Microsoft Corp.
(a)
6,000 3,043,740
Nvidia Corp.
(a)
15,525 3,427,610
Palo Alto Networks, Inc.
(a) (b)
4,750 1,815,118
ServiceNow, Inc.
(a) (b)
6,800 1,006,332
Taiwan Semiconductor Manufacturing Company,
Ltd. - ADR
(a)
2,950 1,225,194
20,769,917
Utilities — 1.74%
Duke Energy Corp.
(a)
9,625 1,154,134
Total Common Stocks (Cost $46,463,918) 64,061,895
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.51%
iShares Expanded Tech-Software
Sector ETF 75 $ 824,850 $ 110.00
December
2026 $ 60,750
Nvidia Corp. 70 1,545,460 230.00
December
2026 100,100
Roundhill Magnificent Seven ETF 100 687,400 70.00
December
2026 32,000
State Street Financial Select Sector
SPDR ETF 100 577,100 56.00
September
2026 20,700
VanEck Semiconductor ETF 25 1,391,575 550.00
December
2026 123,437
Total Purchased Call Options (Cost $430,866) 336,987
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 0.20%
S&P 500 Index 12 9,223,368 7,400.00
September
2026 20,400

Connors Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
PURCHASED PUT OPTIONS — 0.20% - continued
S&P 500 Index 10 $ 7,686,140 $ 7,500.00
October
2026 $ 68,300
S&P 500 Index 5 3,843,070 7,600.00
October
2026 45,575
Total Purchased Put Options (Cost $378,344) 134,275
Total Purchased  Options (Cost $809,210) 471,262
MONEY MARKET FUNDS — 3.41%
First American Government Obligations Fund - Class X, 3.60%
(c)
2,263,273 2,263,273
Total Money Market Funds (Cost $2,263,273) 2,263,273
Total Investments — 100.60% (Cost $49,536,401) 66,796,430
Liabilities in Excess of Other Assets — (0.60)% (399,977)
NET ASSETS — 100.00% $ 66,396,453
(a) All or a portion of the security is held as collateral for written options.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
August 31, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.66)%
WRITTEN CALL OPTIONS (0.60)%
AbbVie, Inc. (35) $ (897,470) $ 260.00 November 2026 $ (44,187)
Alphabet, Inc., Class A (32) (1,085,920) 440.00 September 2026 (368)
Amazon.com, Inc. (38) (987,126) 315.00 November 2026 (12,160)
American Express Co. (10) (330,170) 380.00 September 2026 (145)
Apple, Inc. (10) (316,850) 330.00 September 2026 (2,405)
Apple, Inc. (43) (1,362,455) 370.00 October 2026 (2,258)
Arista Networks, Inc. (40) (782,760) 260.00 November 2026 (17,500)
ASML Holding N.V. - ADR (1) (169,601) 2,240.00 September 2026 (48)
Boeing Co. (The) (18) (374,004) 265.00 September 2026 (234)
Broadcom, Inc. (17) (629,578) 480.00 November 2026 (10,668)
Caterpillar, Inc. (3) (239,241) 1,060.00 September 2026 (45)
Chevron Corp. (10) (206,140) 190.00 September 2026 (16,975)
Chevron Corp. (15) (309,210) 220.00 December 2026 (10,163)
Chubb Ltd. (18) (609,480) 375.00 November 2026 (5,580)
Cisco Systems, Inc. (20) (220,980) 140.00 September 2026 (40)
Cisco Systems, Inc. (15) (165,735) 140.00 November 2026 (1,365)
Coca-Cola Co. (The) (65) (576,355) 90.00 September 2026 (4,648)
Coca-Cola Co. (The) (10) (88,670) 92.50 November 2026 (1,895)
Duke Energy Corp. (57) (683,487) 135.00 September 2026 (171)
DuPont de Nemours, Inc. (28) (376,852) 160.00 September 2026 (3,024)
Eaton Corp. PLC (20) (803,760) 490.00 September 2026 (560)
Eli Lilly & Co. (7) (809,711) 1,240.00 September 2026 (5,425)
International Business Machines
Corp. (15) (350,805) 295.00 November 2026 (4,268)
Johnson & Johnson (20) (531,700) 260.00 October 2026 (27,100)
JPMorgan Chase & Co. (25) (890,050) 365.00 September 2026 (6,888)
JPMorgan Chase & Co. (3) (106,806) 360.00 December 2026 (5,213)
JPMorgan Chase & Co. (2) (71,204) 365.00 December 2026 (2,995)
Linde PLC (16) (783,328) 560.00 September 2026 (3,920)
Microsoft Corp. (15) (760,935) 470.00 September 2026 (59,474)
Morgan Stanley (35) (746,620) 240.00 September 2026 (490)
Morgan Stanley (4) (85,328) 250.00 October 2026 (314)
Nvidia Corp. (30) (662,340) 250.00 October 2026 (5,700)
Nvidia Corp. (20) (441,560) 280.00 December 2026 (5,780)
Palo Alto Networks, Inc. (10) (382,130) 340.00 September 2026 (50,249)
Palo Alto Networks, Inc. (10) (382,130) 430.00 September 2026 (7,550)
Palo Alto Networks, Inc. (5) (191,065) 520.00 October 2026 (1,583)
Procter & Gamble Co. (The) (25) (362,800) 165.00 September 2026 (75)
Prologis, Inc. (30) (419,760) 155.00 November 2026 (4,050)
Qnity Electronics, Inc. (8) (95,544) 180.00 September 2026 (440)
Qnity Electronics, Inc. (7) (83,601) 185.00 September 2026 (546)
Qnity Electronics, Inc. (30) (358,290) 180.00 November 2026 (5,025)
RTX Corp. (20) (415,460) 230.00 November 2026 (7,350)
ServiceNow, Inc. (20) (295,980) 200.00 November 2026 (7,150)
Stryker Corp. (13) (420,940) 370.00 September 2026 (520)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.66)% (continued)
WRITTEN CALL OPTIONS (0.60)% (continued)
Taiwan Semiconductor
Manufacturing Company
Ltd. - ADR (8) $ (332,256) $ 510.00 November 2026 $ (3,880)
TJX Companies, Inc. (The) (10) (133,910) 170.00 September 2026 (30)
TJX Companies, Inc. (The) (40) (535,640) 185.00 September 2026 (200)
UnitedHealth Group, Inc. (2) (77,882) 480.00 October 2026 (136)
UnitedHealth Group, Inc. (5) (194,705) 490.00 October 2026 (215)
Visa, Inc., Class A (17) (644,929) 405.00 November 2026 (11,645)
Walmart, Inc. (50) (524,350) 135.00 September 2026 (75)
Waste Management, Inc. (25) (547,300) 260.00 September 2026 (700)
Wells Fargo & Co. (35) (302,365) 92.50 September 2026 (683)
Welltower, Inc. (35) (826,840) 240.00 September 2026 (11,725)
Williams Companies, Inc. (The) (35) (262,675) 85.00 September 2026 (263)
Williams Companies, Inc. (The) (95) (712,975) 85.00 November 2026 (11,638)
Total Written Call Options (Premiums
Received $575,135) (387,734)
WRITTEN PUT OPTIONS (0.06)%
S&P 500 Index (12) (9,223,368) 6,800.00 September 2026 (3,840)
S&P 500 Index (10) (7,686,140) 7,000.00 October 2026 (21,650)
S&P 500 Index (5) (3,843,070) 7,100.00 October 2026 (13,175)
Total Written Put Options (Premiums
Received $159,747) (38,665)
Total Written Options (Premiums Received $734,882) $(426,399)